Related Parties - Summary of Key Management Personnel Compensation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term employee benefits	$ 5,137	$ 3,746
Share-based compensation	19,104	5,786
Total	$ 24,241	$ 9,532